Leases - Summary of future minimum payments under non-cancelable operating lease agreements (Detail) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Lease, Cost [Abstract]
2019	¥ 16,634
2020	60
2021 and thereafter
Total minimum payments	¥ 16,694